Convertible Promissory Notes and Other Notes Payable (Details 5b) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Fair Value per share			$ 8.36
Icahn [Member] | Pre-Modification [Member]
Market price per share	$ 16.00
Exercise price per share	$ 10.00
Risk-free interest rate	1.34%
Expected term (years)	3 years 9 months 4 days
Volatility	76.30%
Dividend rate	0.00%
Fair Value per share	$ 10.48
Icahn [Member] | Post-Modification [Member]
Market price per share	16.00
Exercise price per share	$ 7.00
Risk-free interest rate	1.34%
Expected term (years)	3 years 9 months 4 days
Volatility	76.30%
Dividend rate	0.00%
Fair Value per share	$ 11.60